Employee costs - Summary of Compensation of the Directors and Senior Management (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-term employee benefits expense [abstract]
Wages and salaries	£ 37	£ 31	£ 27
Social security costs	4	5	3
Pension and other post-employment costs	1	2	3
Cost of share-based incentive plans	32	28	27
Key management personnel compensation	£ 74	£ 66	£ 60